DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

August 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.7%
Basic Materials - 2.1%
Chemicals - 1.5%
Air Products and Chemicals, Inc., 2.80%, 5/15/50	$4,000	$2,988
Dow Chemical Co.
7.375%, 11/1/29	10,000	11,519
2.10%, 11/15/30 (a)	10,000	8,187
3.60%, 11/15/50	5,000	3,829
DuPont de Nemours, Inc.
4.205%, 11/15/23	10,000	10,027
5.419%, 11/15/48	8,000	7,877
Ecolab, Inc., 2.70%, 12/15/51	5,000	3,556
Linde, Inc., 2.00%, 8/10/50	5,000	3,156
LYB International Finance III LLC, 2.25%, 10/1/30	10,000	8,220
LyondellBasell Industries NV, 4.625%, 2/26/55	8,000	6,783
Nutrien Ltd.
2.95%, 5/13/30	10,000	8,861
5.00%, 4/1/49	6,000	5,942
PPG Industries, Inc., 1.20%, 3/15/26	6,000	5,387
Sherwin-Williams Co., 4.50%, 6/1/47	13,000	11,610

(Cost $117,167)		97,942

Forest Products & Paper - 0.1%
International Paper Co., 4.80%, 6/15/44
(Cost $8,646)	8,000	7,275

Iron/Steel - 0.2%
Steel Dynamics, Inc.
2.80%, 12/15/24	2,000	1,936
3.25%, 1/15/31	12,000	10,384

(Cost $14,737)		12,320

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	10,000	8,225
4.875%, 3/15/42	5,000	4,759
Rio Tinto Finance USA Ltd., 2.75%, 11/2/51	5,000	3,631

(Cost $19,820)		16,615

Communications - 9.0%
Advertising - 0.1%
Interpublic Group of Cos., Inc., 2.40%, 3/1/31
(Cost $5,105)	5,000	4,000

Internet - 2.4%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	5,000	4,724
4.50%, 11/28/34	15,000	13,733
3.25%, 2/9/61	5,000	3,242
Alphabet, Inc.
1.998%, 8/15/26	22,000	20,749
2.05%, 8/15/50	5,000	3,302
2.25%, 8/15/60 (a)	5,000	3,209
Amazon.com, Inc.
5.20%, 12/3/25	13,000	13,531
1.00%, 5/12/26	10,000	9,063
1.65%, 5/12/28	5,000	4,436
1.50%, 6/3/30	12,000	9,973
2.10%, 5/12/31	10,000	8,594
2.875%, 5/12/41	10,000	8,002
3.10%, 5/12/51	10,000	7,836
3.25%, 5/12/61	10,000	7,622
4.10%, 4/13/62	10,000	9,065
Baidu, Inc., 1.625%, 2/23/27	10,000	8,777
Booking Holdings, Inc., 3.60%, 6/1/26	8,000	7,882
eBay, Inc.
1.90%, 3/11/25	5,000	4,725
4.00%, 7/15/42	7,000	5,825

(Cost $179,555)		154,290

Media - 2.2%
Comcast Corp., 2.987%, 11/1/63	45,000	30,186
Discovery Communications LLC
5.20%, 9/20/47	5,000	4,089
4.65%, 5/15/50	5,000	3,812
4.00%, 9/15/55	6,000	3,979
Fox Corp.
3.05%, 4/7/25	11,000	10,646
5.576%, 1/25/49	5,000	4,883
Paramount Global
4.95%, 1/15/31	16,000	15,192
5.85%, 9/1/43	6,000	5,460
4.95%, 5/19/50	7,000	5,738
TWDC Enterprises 18 Corp., MTN, 2.95%, 6/15/27 (a)	13,000	12,488
Walt Disney Co.
1.75%, 8/30/24	4,000	3,843
3.70%, 3/23/27	11,000	10,870
2.65%, 1/13/31	10,000	8,874
2.75%, 9/1/49	8,000	5,758
4.70%, 3/23/50	10,000	10,005
3.60%, 1/13/51	5,000	4,194
3.80%, 5/13/60	7,000	5,896

(Cost $171,793)		145,913

Telecommunications - 4.3%
Bell Telephone Co. of Canada or Bell Canada, Series US-4, 3.65%, 3/17/51	3,000	2,375
British Telecommunications PLC, 5.125%, 12/4/28	10,000	9,846
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	4,936
5.50%, 1/15/40	7,000	7,642
Corning, Inc.
5.35%, 11/15/48	4,000	3,973
4.375%, 11/15/57	3,000	2,478
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	10,000	12,339
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	7,961
Orange SA, 5.50%, 2/6/44	6,000	6,346

Rogers Communications, Inc.
4.50%, 3/15/43	8,000	6,908
4.30%, 2/15/48	2,000	1,670
3.70%, 11/15/49	5,000	3,827
Telefonica Europe BV, 8.25%, 9/15/30	25,000	29,251
TELUS Corp., 3.70%, 9/15/27	10,000	9,746
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	4,935
4.016%, 12/3/29	8,000	7,679
2.55%, 3/21/31	11,000	9,308
2.355%, 3/15/32	20,000	16,415
4.40%, 11/1/34	25,000	23,691
4.272%, 1/15/36	17,000	15,781
4.812%, 3/15/39	20,000	19,527
2.875%, 11/20/50	15,000	10,334
3.55%, 3/22/51	5,000	3,935
2.987%, 10/30/56	9,000	6,070
3.00%, 11/20/60	6,000	4,006
3.70%, 3/22/61	12,000	9,271
Vodafone Group PLC
4.125%, 5/30/25	15,000	14,952
4.375%, 2/19/43	16,000	13,763
5.25%, 5/30/48	6,000	5,611
4.25%, 9/17/50	5,000	4,094

(Cost $322,711)		278,670

Consumer, Cyclical - 6.8%
Apparel - 0.3%
NIKE, Inc.
2.75%, 3/27/27	8,000	7,659
3.625%, 5/1/43	11,000	9,745
VF Corp., 2.40%, 4/23/25	5,000	4,776

(Cost $25,423)		22,180

Auto Manufacturers - 1.1%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	30,000	29,024
Cummins, Inc., 1.50%, 9/1/30	11,000	8,975
Toyota Motor Credit Corp.
GMTN, 3.45%, 9/20/23	10,000	9,979
3.65%, 1/8/29	20,000	19,387
1.90%, 9/12/31	7,000	5,801

(Cost $79,553)		73,166

Auto Parts & Equipment - 0.3%
Aptiv PLC / Aptiv Corp., 3.25%, 3/1/32	10,000	8,441
Lear Corp., 3.50%, 5/30/30	10,000	8,701

(Cost $20,676)		17,142

Entertainment - 0.5%
Magallanes, Inc.
144A,4.279%, 3/15/32	10,000	8,693
144A,5.05%, 3/15/42	15,000	12,274
144A,5.141%, 3/15/52	10,000	8,059
144A,5.391%, 3/15/62	8,000	6,437

(Cost $38,708)		35,463

Home Builders - 0.2%
MDC Holdings, Inc.
6.00%, 1/15/43	10,000	8,207
3.966%, 8/6/61	2,000	1,164
NVR, Inc., 3.00%, 5/15/30	5,000	4,290

(Cost $15,961)		13,661

Home Furnishings - 0.1%
Whirlpool Corp., 2.40%, 5/15/31
(Cost $6,017)	6,000	4,942

Leisure Time - 0.1%
Harley-Davidson, Inc., 3.50%, 7/28/25 (a)
(Cost $5,232)	5,000	4,833

Retail - 4.1%
AutoNation, Inc., 3.50%, 11/15/24	5,000	4,887
Costco Wholesale Corp., 1.75%, 4/20/32	10,000	8,242
Dollar General Corp., 3.875%, 4/15/27	8,000	7,868
Dollar Tree, Inc.
4.00%, 5/15/25	5,000	4,953
2.65%, 12/1/31	7,000	5,838
Home Depot, Inc.
3.75%, 2/15/24	5,000	5,011
3.00%, 4/1/26	8,000	7,783
2.70%, 4/15/30	28,000	25,254
3.90%, 6/15/47	2,000	1,772
4.50%, 12/6/48	5,000	4,835
2.375%, 3/15/51	5,000	3,314
2.75%, 9/15/51	5,000	3,586
Kohl’s Corp., 3.375%, 5/1/31	10,000	7,206
Lowe’s Cos., Inc.
3.65%, 4/5/29	14,000	13,258
2.625%, 4/1/31	15,000	12,874
2.80%, 9/15/41	5,000	3,564
4.375%, 9/15/45	6,000	5,190
4.55%, 4/5/49	4,000	3,573
3.00%, 10/15/50	5,000	3,438
McDonald’s Corp.
MTN, 1.45%, 9/1/25	10,000	9,307
MTN, 2.125%, 3/1/30	21,000	18,063
MTN, 4.45%, 9/1/48	5,000	4,636
MTN, 3.625%, 9/1/49	10,000	8,118
Starbucks Corp.
3.85%, 10/1/23	10,000	10,000
4.00%, 11/15/28	2,000	1,964
2.55%, 11/15/30	2,000	1,715
4.50%, 11/15/48	5,000	4,544
3.50%, 11/15/50	5,000	3,856
Target Corp.
2.50%, 4/15/26	7,000	6,718
4.00%, 7/1/42	6,000	5,560
2.95%, 1/15/52	3,000	2,266
TJX Cos., Inc., 2.25%, 9/15/26	8,000	7,542
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	5,000	4,973
4.10%, 4/15/50	5,000	3,971

Walmart, Inc.
2.85%, 7/8/24	10,000	9,866
1.05%, 9/17/26	15,000	13,603
1.50%, 9/22/28	5,000	4,371
1.80%, 9/22/31	16,000	13,504

(Cost $306,852)		267,023

Toys/Games/Hobbies - 0.1%
Hasbro, Inc., 3.90%, 11/19/29
(Cost $6,066)	6,000	5,533

Consumer, Non-cyclical - 16.3%
Agriculture - 0.2%
Archer-Daniels-Midland Co., 4.50%, 3/15/49	8,000	8,111
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	4,000	3,355

(Cost $14,093)		11,466

Beverages - 1.4%
Coca-Cola Co., 4.20%, 3/25/50	10,000	9,770
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	10,000	7,742
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	30,000	28,083
PepsiCo, Inc.
0.40%, 10/7/23	12,000	11,599
2.75%, 3/19/30	21,000	19,250
1.95%, 10/21/31 (a)	10,000	8,480
2.75%, 10/21/51	10,000	7,579

(Cost $107,290)		92,503

Biotechnology - 1.6%
Amgen, Inc.
3.625%, 5/22/24	10,000	9,960
4.40%, 5/1/45	25,000	22,556
3.375%, 2/21/50	5,000	3,798
4.663%, 6/15/51	4,000	3,759
3.00%, 1/15/52	3,000	2,122
2.77%, 9/1/53	5,000	3,334
Baxalta, Inc., 5.25%, 6/23/45	10,000	9,934
Biogen, Inc.
4.05%, 9/15/25	10,000	9,965
3.25%, 2/15/51	5,000	3,504
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	14,222
1.65%, 10/1/30	2,000	1,628
4.00%, 9/1/36	9,000	8,231
4.75%, 3/1/46	5,000	4,786
4.15%, 3/1/47	6,000	5,228
2.80%, 10/1/50	1,000	688

(Cost $124,208)		103,715

Commercial Services - 0.6%
Equifax, Inc., 2.60%, 12/15/25	8,000	7,516
Moody’s Corp., 5.25%, 7/15/44	6,000	6,081
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	4,533
3.25%, 6/1/50	5,000	3,784
Quanta Services, Inc., 2.90%, 10/1/30	5,000	4,255
RELX Capital, Inc., 4.00%, 3/18/29	5,000	4,826
S&P Global, Inc., 2.30%, 8/15/60	5,000	3,045
Verisk Analytics, Inc., 3.625%, 5/15/50	5,000	3,907

(Cost $47,159)		37,947

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co., MTN, 4.00%, 8/15/45	3,000	2,789
Estee Lauder Cos., Inc., 2.00%, 12/1/24	20,000	19,449
Procter & Gamble Co.
2.85%, 8/11/27	11,000	10,570
3.60%, 3/25/50	5,000	4,604
Unilever Capital Corp.
1.75%, 8/12/31	10,000	8,203
Series 30Y, 2.625%, 8/12/51	5,000	3,582

(Cost $55,535)		49,197

Food - 2.0%
Campbell Soup Co., 4.15%, 3/15/28	5,000	4,914
Conagra Brands, Inc.
4.30%, 5/1/24	7,000	7,000
5.40%, 11/1/48	5,000	4,777
General Mills, Inc.
3.20%, 2/10/27	6,000	5,792
3.00%, 2/1/51	7,000	5,119
Hershey Co., 2.65%, 6/1/50	4,000	2,910
J M Smucker Co., 2.125%, 3/15/32	10,000	8,051
Kellogg Co., 2.10%, 6/1/30	5,000	4,163
Kraft Heinz Foods Co.
4.25%, 3/1/31	5,000	4,755
4.625%, 10/1/39	5,000	4,449
5.20%, 7/15/45	10,000	9,414
4.875%, 10/1/49	5,000	4,548
Kroger Co.
4.50%, 1/15/29	12,000	11,936
4.45%, 2/1/47	3,000	2,726
3.95%, 1/15/50	3,000	2,555
McCormick & Co., Inc., 3.40%, 8/15/27	5,000	4,808
Mondelez International, Inc., 2.75%, 4/13/30	5,000	4,425
Sysco Corp.
3.75%, 10/1/25	5,000	4,936
3.25%, 7/15/27	17,000	16,130
6.60%, 4/1/50	5,000	5,879
Tyson Foods, Inc., 4.55%, 6/2/47	10,000	9,200

(Cost $145,446)		128,487

Healthcare-Products - 0.6%
Baxter International, Inc., 2.60%, 8/15/26	7,000	6,545
Danaher Corp., 2.60%, 10/1/50	5,000	3,466
DH Europe Finance II SARL, 2.60%, 11/15/29	5,000	4,502
PerkinElmer, Inc., 3.625%, 3/15/51	5,000	3,862
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	15,000	14,520
2.00%, 10/15/31 (a)	4,000	3,372
4.10%, 8/15/47	5,000	4,676

(Cost $48,001)		40,943

Healthcare-Services - 1.7%
Aetna, Inc., 3.875%, 8/15/47	5,000	4,092
Elevance Health, Inc.
1.50%, 3/15/26	20,000	18,258
2.25%, 5/15/30	10,000	8,530
3.125%, 5/15/50	12,000	9,008
HCA, Inc.
5.625%, 9/1/28	6,000	6,042
4.125%, 6/15/29	2,000	1,855
5.50%, 6/15/47	7,000	6,482
5.25%, 6/15/49	3,000	2,689
Humana, Inc., 3.125%, 8/15/29	13,000	11,832
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	10,000	9,859
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	4,416
2.80%, 6/30/31	3,000	2,565
UnitedHealth Group, Inc.
4.375%, 3/15/42	10,000	9,488
4.75%, 5/15/52	6,000	5,965
4.95%, 5/15/62	10,000	10,074

(Cost $124,444)		111,155

Household Products/Wares - 0.1%
Kimberly-Clark Corp.
2.75%, 2/15/26	5,000	4,836
2.875%, 2/7/50	7,000	5,251

(Cost $12,394)		10,087

Pharmaceuticals - 7.3%
AbbVie, Inc.
3.80%, 3/15/25	20,000	19,748
3.60%, 5/14/25	25,000	24,574
4.25%, 11/14/28	12,000	11,805
4.70%, 5/14/45	17,000	15,908
4.45%, 5/14/46	11,000	9,991
4.875%, 11/14/48	3,000	2,897
4.25%, 11/21/49	12,000	10,574
AmerisourceBergen Corp., 4.30%, 12/15/47	6,000	5,420
Astrazeneca Finance LLC, 0.70%, 5/28/24	12,000	11,378
AstraZeneca PLC
1.375%, 8/6/30	5,000	4,101
6.45%, 9/15/37	10,000	11,786
4.375%, 11/16/45	4,000	3,862
3.00%, 5/28/51	3,000	2,344
Becton Dickinson and Co., 4.669%, 6/6/47	10,000	9,546
Bristol-Myers Squibb Co.
0.75%, 11/13/25	5,000	4,553
3.40%, 7/26/29	6,000	5,734
1.45%, 11/13/30	20,000	16,348
3.55%, 3/15/42	7,000	6,028
4.25%, 10/26/49	18,000	16,699
Cardinal Health, Inc., 3.41%, 6/15/27	13,000	12,532
Cigna Corp.
4.375%, 10/15/28	26,000	25,634
4.80%, 7/15/46	10,000	9,360
4.90%, 12/15/48	4,000	3,815
3.40%, 3/15/51	8,000	6,054
CVS Health Corp.
3.875%, 7/20/25	27,000	26,815
4.30%, 3/25/28	3,000	2,968
3.25%, 8/15/29	19,000	17,415
4.78%, 3/25/38	10,000	9,580
5.125%, 7/20/45	13,000	12,485
5.05%, 3/25/48	8,000	7,709
4.25%, 4/1/50	10,000	8,608
Eli Lilly & Co.
2.75%, 6/1/25	5,000	4,904
3.95%, 3/15/49	5,000	4,816
2.25%, 5/15/50	5,000	3,467
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	12,000	11,441
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28	5,000	4,915
Johnson & Johnson
2.625%, 1/15/25	10,000	9,804
5.95%, 8/15/37	10,000	11,702
3.70%, 3/1/46	11,000	9,835
3.50%, 1/15/48	3,000	2,643
2.45%, 9/1/60	5,000	3,349
McKesson Corp., 1.30%, 8/15/26	5,000	4,459
Merck & Co., Inc.
2.15%, 12/10/31	10,000	8,530
3.60%, 9/15/42	10,000	8,657
4.15%, 5/18/43	5,000	4,674
3.70%, 2/10/45	8,000	6,938
4.00%, 3/7/49	3,000	2,734
Novartis Capital Corp.
2.00%, 2/14/27	15,000	13,944
2.75%, 8/14/50	7,000	5,339
Sanofi, 3.625%, 6/19/28	3,000	2,917
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	8,000	7,899
Zoetis, Inc.
2.00%, 5/15/30	3,000	2,525
4.70%, 2/1/43	2,000	1,912
4.45%, 8/20/48	3,000	2,810

(Cost $547,889)		476,485

Energy - 4.5%
Oil & Gas - 0.4%
Marathon Petroleum Corp.
3.80%, 4/1/28	2,000	1,894
4.50%, 4/1/48	6,000	5,055
Phillips 66
2.15%, 12/15/30	5,000	4,106
5.875%, 5/1/42	5,000	5,366
4.875%, 11/15/44	3,000	2,880

Valero Energy Corp.
2.85%, 4/15/25	2,000	1,937
2.15%, 9/15/27	4,000	3,571
3.65%, 12/1/51	5,000	3,822

(Cost $34,131)		28,631

Oil & Gas Services - 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	6,000	4,999
Halliburton Co., 2.92%, 3/1/30 (a)	28,000	24,812
NOV, Inc., 3.95%, 12/1/42	2,000	1,455

(Cost $32,123)		31,266

Pipelines - 3.6%
Boardwalk Pipelines LP, 3.40%, 2/15/31	5,000	4,251
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	10,000	9,993
Enbridge, Inc.
3.70%, 7/15/27	25,000	23,958
3.40%, 8/1/51	5,000	3,759
Enterprise Products Operating LLC
3.95%, 2/15/27	12,000	11,865
2.80%, 1/31/30	10,000	8,812
3.30%, 2/15/53	25,000	18,538
Series E, 5.25%, 8/16/77	12,000	10,509
5.375%, 2/15/78	10,000	8,278
MPLX LP
1.75%, 3/1/26	15,000	13,582
2.65%, 8/15/30	15,000	12,527
4.90%, 4/15/58	8,000	6,745
ONEOK, Inc.
2.75%, 9/1/24	20,000	19,382
4.35%, 3/15/29	10,000	9,448
5.20%, 7/15/48	5,000	4,503
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	9,978
4.50%, 5/15/30	5,000	4,789
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	1,902
2.50%, 10/12/31	10,000	8,250
7.625%, 1/15/39	13,000	15,912
4.875%, 5/15/48	3,000	2,888
Williams Cos., Inc.
4.00%, 9/15/25	1,000	987
3.50%, 11/15/30	5,000	4,506
2.60%, 3/15/31	22,000	18,388

(Cost $263,482)		233,750

Financial - 33.4%
Banks - 22.1%
Banco Santander SA, 2.958%, 3/25/31	20,000	16,352
Bank of America Corp.
MTN, 2.015%, 2/13/26	15,000	14,046
MTN, 1.197%, 10/24/26	20,000	17,899
1.734%, 7/22/27	20,000	17,761
MTN, 1.898%, 7/23/31	15,000	11,860
Series N, 2.651%, 3/11/32	10,000	8,305
2.687%, 4/22/32	30,000	24,949
2.299%, 7/21/32	10,000	7,995
MTN, 2.676%, 6/19/41	10,000	7,183
MTN, 4.33%, 3/15/50	8,000	7,214
MTN, 4.083%, 3/20/51	10,000	8,586
MTN, 2.831%, 10/24/51	10,000	6,808
Series N, 3.483%, 3/13/52	18,000	14,026
2.972%, 7/21/52	10,000	7,012
Bank of Montreal, MTN, 1.25%, 9/15/26	15,000	13,384
Bank of New York Mellon Corp., MTN, 3.95%, 11/18/25	30,000	30,000
Bank of Nova Scotia
3.40%, 2/11/24	25,000	24,807
4.50%, 12/16/25	5,000	4,989
Barclays PLC, 2.667%, 3/10/32	40,000	31,370
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	15,000	13,664
Citigroup, Inc.
3.875%, 3/26/25	5,000	4,944
3.30%, 4/27/25	5,000	4,882
4.40%, 6/10/25	10,000	9,968
3.106%, 4/8/26	25,000	24,009
4.45%, 9/29/27	35,000	34,170
4.125%, 7/25/28	20,000	19,083
2.976%, 11/5/30	5,000	4,365
2.666%, 1/29/31	20,000	16,973
2.572%, 6/3/31	20,000	16,731
2.561%, 5/1/32	5,000	4,103
4.75%, 5/18/46	5,000	4,512
4.65%, 7/23/48	5,000	4,718
Citizens Financial Group, Inc., 2.85%, 7/27/26	10,000	9,479
Cooperatieve Rabobank UA, 5.25%, 5/24/41	10,000	10,959
Credit Suisse Group AG, 4.55%, 4/17/26	15,000	14,396
Deutsche Bank AG, 3.70%, 5/30/24 (b)	10,000	9,884
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (b)	15,000	11,725
Discover Bank
4.682%, 8/9/28	10,000	9,687
2.70%, 2/6/30	10,000	8,352
Fifth Third Bancorp, 4.337%, 4/25/33	15,000	14,257
Goldman Sachs Group, Inc.
4.00%, 3/3/24	15,000	14,994
MTN, 3.85%, 7/8/24	10,000	9,965
3.50%, 1/23/25	10,000	9,811
3.50%, 11/16/26	20,000	19,212
1.542%, 9/10/27	25,000	21,963
1.948%, 10/21/27	7,000	6,219

3.80%, 3/15/30	10,000	9,269
2.615%, 4/22/32	7,000	5,773
2.65%, 10/21/32	20,000	16,454
6.25%, 2/1/41	10,000	11,163
MTN, 4.80%, 7/8/44	5,000	4,797
5.15%, 5/22/45	5,000	4,750
4.75%, 10/21/45	10,000	9,412
HSBC Bank PLC, 7.65%, 5/1/25	10,000	10,509
HSBC Holdings PLC
6.50%, 9/15/37	10,000	10,466
6.10%, 1/14/42	20,000	21,935
HSBC USA, Inc., 3.50%, 6/23/24	44,000	43,440
ING Groep NV, 3.95%, 3/29/27	10,000	9,615
JPMorgan Chase & Co.
3.625%, 5/13/24	15,000	14,966
4.023%, 12/5/24	10,000	9,953
2.083%, 4/22/26	40,000	37,443
3.20%, 6/15/26	10,000	9,628
1.578%, 4/22/27	15,000	13,406
2.739%, 10/15/30	10,000	8,675
2.522%, 4/22/31	30,000	25,419
2.956%, 5/13/31	30,000	25,889
3.109%, 4/22/41	5,000	3,867
3.157%, 4/22/42	5,000	3,880
3.964%, 11/15/48	10,000	8,383
3.109%, 4/22/51	10,000	7,260
3.328%, 4/22/52	12,000	9,081
KeyCorp
MTN, 4.10%, 4/30/28	5,000	4,862
MTN, 2.55%, 10/1/29	5,000	4,285
Lloyds Banking Group PLC, 1.627%, 5/11/27	35,000	30,980
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	15,000	14,856
3.287%, 7/25/27	20,000	18,854
4.05%, 9/11/28	12,000	11,558
3.741%, 3/7/29	5,000	4,721
Mizuho Financial Group, Inc., 2.564%, 9/13/31	15,000	11,827
Morgan Stanley
Series F, 3.875%, 4/29/24	15,000	14,976
GMTN, 3.70%, 10/23/24	5,000	4,972
0.79%, 5/30/25	30,000	28,058
MTN, 2.72%, 7/22/25	5,000	4,836
2.188%, 4/28/26	10,000	9,397
MTN, 3.125%, 7/27/26	5,000	4,766
GMTN, 4.35%, 9/8/26	5,000	4,944
GMTN, 2.699%, 1/22/31	30,000	25,995
GMTN, 2.239%, 7/21/32	10,000	8,071
4.30%, 1/27/45	5,000	4,489
4.375%, 1/22/47	15,000	13,729
GMTN, 5.597%, 3/24/51	5,000	5,436
NatWest Group PLC
4.269%, 3/22/25	5,000	4,943
1.642%, 6/14/27	30,000	26,248
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	20,012
2.20%, 11/1/24	10,000	9,686
3.45%, 4/23/29	5,000	4,735
Royal Bank of Canada, GMTN, 2.25%, 11/1/24	30,000	28,881
Santander Holdings USA, Inc., 4.40%, 7/13/27	10,000	9,638
Santander UK PLC, 4.00%, 3/13/24	10,000	9,994
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	4,890
2.632%, 7/14/26	5,000	4,661
3.364%, 7/12/27	30,000	28,368
3.05%, 1/14/42	5,000	3,787
Toronto-Dominion Bank
MTN, 1.20%, 6/3/26	10,000	8,950
MTN, 1.25%, 9/10/26	10,000	8,891
Truist Bank, 3.20%, 4/1/24	5,000	4,952
Truist Financial Corp.
MTN, 3.70%, 6/5/25	15,000	14,849
MTN, 1.95%, 6/5/30 (a)	10,000	8,304
US Bancorp
2.40%, 7/30/24	20,000	19,521
Series DMTN, 3.00%, 7/30/29	5,000	4,507
MTN, 1.375%, 7/22/30	6,000	4,803
Westpac Banking Corp.
3.35%, 3/8/27	15,000	14,488
2.15%, 6/3/31	10,000	8,432

(Cost $1,598,887)		1,428,156

Diversified Financial Services - 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875%, 8/14/24	20,000	19,155
2.45%, 10/29/26	10,000	8,816
3.30%, 1/30/32	12,000	9,678
Air Lease Corp.
0.80%, 8/18/24	15,000	13,874
1.875%, 8/15/26	15,000	13,113
Ally Financial, Inc.
4.625%, 3/30/25	30,000	29,947
8.00%, 11/1/31	10,000	11,139
American Express Co.
1.65%, 11/4/26	15,000	13,568
4.05%, 12/3/42	3,000	2,729
BlackRock, Inc., 3.20%, 3/15/27	15,000	14,730
Charles Schwab Corp.
4.625%, 3/22/30	10,000	10,150
1.65%, 3/11/31	10,000	8,083
CI Financial Corp., 3.20%, 12/17/30	5,000	3,810

CME Group, Inc.
3.75%, 6/15/28	8,000	7,863
5.30%, 9/15/43	5,000	5,466
Intercontinental Exchange, Inc.
3.75%, 12/1/25	10,000	9,909
3.00%, 9/15/60	10,000	6,811
Mastercard, Inc.
2.00%, 3/3/25	14,000	13,437
3.80%, 11/21/46	8,000	7,260
Nasdaq, Inc., 1.65%, 1/15/31	8,000	6,376
Nomura Holdings, Inc., 2.679%, 7/16/30	10,000	8,177
ORIX Corp., 3.25%, 12/4/24	5,000	4,899
Radian Group, Inc., 4.50%, 10/1/24	10,000	9,624
Raymond James Financial, Inc., 4.65%, 4/1/30	15,000	14,753
Synchrony Financial
4.375%, 3/19/24	10,000	9,965
5.15%, 3/19/29	10,000	9,522
Visa, Inc.
3.15%, 12/14/25	5,000	4,897
2.75%, 9/15/27	5,000	4,769
4.15%, 12/14/35	13,000	12,897
3.65%, 9/15/47	4,000	3,550
2.00%, 8/15/50	5,000	3,278

(Cost $336,352)		302,245

Insurance - 3.0%
Aflac, Inc., 3.60%, 4/1/30	5,000	4,766
Allstate Corp.
4.20%, 12/15/46	5,000	4,552
Series B, 5.75%, 8/15/53	5,000	4,592
American International Group, Inc.
3.40%, 6/30/30	5,000	4,590
Series A-9, 5.75%, 4/1/48	10,000	9,467
4.375%, 6/30/50	3,000	2,698
Arch Capital Group Ltd., 3.635%, 6/30/50	5,000	3,905
AXIS Specialty Finance LLC, 4.90%, 1/15/40	5,000	4,289
Chubb INA Holdings, Inc.
3.35%, 5/3/26	10,000	9,790
4.35%, 11/3/45	5,000	4,717
Corebridge Financial, Inc., 144A, 4.40%, 4/5/52	10,000	8,269
Equitable Holdings, Inc., 4.35%, 4/20/28	10,000	9,843
Hartford Financial Services Group, Inc., 2.90%, 9/15/51	5,000	3,446
Lincoln National Corp., 3.35%, 3/9/25	13,000	12,771
Manulife Financial Corp., 4.15%, 3/4/26	5,000	4,959
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	9,952
2.25%, 11/15/30	5,000	4,253
MetLife, Inc.
4.125%, 8/13/42	6,000	5,405
4.60%, 5/13/46	5,000	4,837
Principal Financial Group, Inc., 2.125%, 6/15/30	10,000	8,321
Progressive Corp.
2.45%, 1/15/27	15,000	14,176
4.125%, 4/15/47	3,000	2,741
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30	8,000	6,811
5.20%, 3/15/44	10,000	9,727
3.905%, 12/7/47	12,000	10,469
Travelers Cos., Inc., 3.75%, 5/15/46	9,000	7,727
Voya Financial, Inc.
3.65%, 6/15/26	5,000	4,845
4.70%, 1/23/48	5,000	4,156
Willis North America, Inc.
2.95%, 9/15/29	5,000	4,321
5.05%, 9/15/48	5,000	4,633

(Cost $218,769)		195,028

Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	20,000	17,824
American Tower Corp.
3.80%, 8/15/29	2,000	1,847
2.90%, 1/15/30	20,000	17,250
AvalonBay Communities, Inc., 2.05%, 1/15/32	5,000	4,114
Boston Properties LP
3.125%, 9/1/23	5,000	4,952
3.40%, 6/21/29	10,000	8,960
Brixmor Operating Partnership LP, 3.65%, 6/15/24	10,000	9,784
Crown Castle, Inc.
3.65%, 9/1/27	2,000	1,904
3.80%, 2/15/28	6,000	5,668
2.25%, 1/15/31	16,000	12,983
2.10%, 4/1/31	4,000	3,187
Digital Realty Trust LP, 3.60%, 7/1/29	6,000	5,532
Equinix, Inc.
2.625%, 11/18/24	25,000	24,090
2.95%, 9/15/51	5,000	3,389
ERP Operating LP, 4.50%, 7/1/44	8,000	7,486
Healthpeak Properties, Inc., 3.00%, 1/15/30	5,000	4,430
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	6,000	4,684
Kilroy Realty LP, 2.65%, 11/15/33	8,000	6,081
Kimco Realty Corp., 4.25%, 4/1/45	7,000	5,820
Prologis LP, 4.375%, 2/1/29	20,000	19,869
Realty Income Corp.
3.25%, 1/15/31	5,000	4,492
2.85%, 12/15/32	5,000	4,299
Regency Centers LP, 3.60%, 2/1/27	10,000	9,586
Ventas Realty LP, 4.40%, 1/15/29	12,000	11,588

Welltower, Inc.
3.625%, 3/15/24	10,000	9,919
4.25%, 4/15/28	10,000	9,752
Weyerhaeuser Co., 4.00%, 4/15/30	9,000	8,488

(Cost $258,498)		227,978

Venture Capital - 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27
(Cost $9,160)	10,000	9,218

Industrial - 6.8%
Aerospace/Defense - 0.1%
Teledyne Technologies, Inc., 1.60%, 4/1/26
(Cost $5,033)	5,000	4,495

Building Materials - 0.7%
Carrier Global Corp.
2.493%, 2/15/27	3,000	2,762
3.577%, 4/5/50	6,000	4,578
Johnson Controls International PLC, 4.50%, 2/15/47	8,000	7,015
Martin Marietta Materials, Inc.
3.45%, 6/1/27	3,000	2,863
2.40%, 7/15/31	8,000	6,595
Masco Corp., 2.00%, 10/1/30	5,000	3,973
Owens Corning, 4.30%, 7/15/47	7,000	5,743
Vulcan Materials Co., 3.50%, 6/1/30	10,000	9,041

(Cost $50,683)		42,570

Electrical Components & Equipment - 0.1%
Emerson Electric Co., 2.75%, 10/15/50
(Cost $5,131)	5,000	3,672

Electronics - 0.4%
Agilent Technologies, Inc., 2.30%, 3/12/31	5,000	4,123
Amphenol Corp., 2.20%, 9/15/31	6,000	4,954
Flex Ltd., 4.875%, 5/12/30	3,000	2,839
Fortive Corp., 3.15%, 6/15/26	5,000	4,795
Vontier Corp., 2.95%, 4/1/31	10,000	7,699

(Cost $29,159)		24,410

Environmental Control - 0.4%
Republic Services, Inc.
2.30%, 3/1/30	5,000	4,304
3.05%, 3/1/50	5,000	3,744
Waste Connections, Inc.
2.60%, 2/1/30	5,000	4,390
2.20%, 1/15/32	5,000	4,125
Waste Management, Inc.
3.15%, 11/15/27	3,000	2,863
1.50%, 3/15/31	10,000	8,009

(Cost $33,586)		27,435

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc., 4.00%, 3/15/60
(Cost $5,244)	6,000	5,507

Machinery-Construction & Mining - 0.5%
Caterpillar Financial Services Corp.
MTN, 0.45%, 5/17/24	20,000	18,948
MTN, 0.80%, 11/13/25	5,000	4,533
Caterpillar, Inc.
3.803%, 8/15/42	5,000	4,567
3.25%, 9/19/49	7,000	5,782

(Cost $37,083)		33,830

Machinery-Diversified - 1.0%
CNH Industrial Capital LLC, 1.875%, 1/15/26	7,000	6,368
Deere & Co., 3.90%, 6/9/42	8,000	7,543
John Deere Capital Corp.
MTN, 2.05%, 1/9/25	10,000	9,620
MTN, 3.45%, 3/13/25	10,000	9,956
MTN, 2.00%, 6/17/31	7,000	5,951
Otis Worldwide Corp., 3.112%, 2/15/40	15,000	11,560
Rockwell Automation, Inc., 1.75%, 8/15/31	8,000	6,560
Xylem, Inc., 2.25%, 1/30/31	7,000	5,868

(Cost $70,683)		63,426

Miscellaneous Manufacturing - 0.7%
3M Co.
MTN, 3.25%, 2/14/24	5,000	4,969
MTN, 4.00%, 9/14/48	10,000	8,452
Carlisle Cos., Inc., 2.20%, 3/1/32	10,000	7,876
Eaton Corp., 4.15%, 11/2/42	8,000	7,217
Illinois Tool Works, Inc., 3.50%, 3/1/24	10,000	9,986
Parker-Hannifin Corp., 3.25%, 6/14/29	10,000	9,161

(Cost $56,281)		47,661

Packaging & Containers - 0.2%
Sonoco Products Co., 3.125%, 5/1/30	2,000	1,735
WRKCo, Inc.
3.00%, 9/15/24	10,000	9,742
3.75%, 3/15/25	5,000	4,922

(Cost $17,807)		16,399

Transportation - 2.5%
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,793
2.45%, 5/1/50	5,000	3,436
Canadian Pacific Railway Co.
2.90%, 2/1/25	10,000	9,730
2.05%, 3/5/30	9,000	7,641
3.10%, 12/2/51	3,000	2,227
CSX Corp.
2.40%, 2/15/30	15,000	13,106
3.80%, 11/1/46	15,000	12,805
FedEx Corp.
3.25%, 4/1/26	5,000	4,876
4.25%, 5/15/30	5,000	4,888
2.40%, 5/15/31	5,000	4,230
5.25%, 5/15/50 (a)	15,000	14,874

Kansas City Southern/Old, 3.50%, 5/1/50	5,000	3,929
Norfolk Southern Corp.
2.90%, 8/25/51	5,000	3,596
4.05%, 8/15/52	16,000	13,973
Ryder System, Inc., MTN, 2.90%, 12/1/26	5,000	4,646
Union Pacific Corp.
2.40%, 2/5/30	11,000	9,702
2.375%, 5/20/31	10,000	8,698
2.891%, 4/6/36	5,000	4,172
3.839%, 3/20/60	9,000	7,583
3.55%, 5/20/61	5,000	3,962
United Parcel Service, Inc.
2.50%, 9/1/29	10,000	9,050
4.45%, 4/1/30	7,000	7,182
3.75%, 11/15/47	7,000	6,258

(Cost $198,804)		165,357

Trucking & Leasing - 0.1%
GATX Corp., 4.00%, 6/30/30
(Cost $6,892)	6,000	5,515

Technology - 11.1%
Computers - 3.8%
Apple, Inc.
3.00%, 2/9/24	20,000	19,845
2.75%, 1/13/25	10,000	9,811
3.20%, 5/13/25	12,000	11,851
2.45%, 8/4/26	9,000	8,565
3.20%, 5/11/27	10,000	9,756
1.65%, 2/8/31	6,000	4,992
1.70%, 8/5/31 (a)	10,000	8,336
4.45%, 5/6/44	12,000	12,010
3.85%, 8/4/46	15,000	13,663
3.75%, 11/13/47	15,000	13,497
2.95%, 9/11/49	2,000	1,563
2.65%, 2/8/51	10,000	7,324
2.80%, 2/8/61	8,000	5,640
Dell International LLC / EMC Corp.
6.02%, 6/15/26	15,000	15,590
5.30%, 10/1/29	20,000	19,903
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	10,159
1.75%, 4/1/26	7,000	6,419
6.35%, 10/15/45	3,000	3,017
HP, Inc., 3.40%, 6/17/30	10,000	8,671
International Business Machines Corp.
3.625%, 2/12/24	10,000	9,978
3.50%, 5/15/29	15,000	14,172
1.95%, 5/15/30	10,000	8,356
4.00%, 6/20/42	12,000	10,390
4.25%, 5/15/49	5,000	4,449
NetApp, Inc., 1.875%, 6/22/25	5,000	4,673
Western Digital Corp., 2.85%, 2/1/29	5,000	4,081

(Cost $275,376)		246,711

Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	10,000	10,237
4.125%, 5/1/25	10,000	9,864

(Cost $20,419)		20,101

Semiconductors - 2.9%
Analog Devices, Inc., 2.95%, 10/1/51	5,000	3,794
Applied Materials, Inc.
4.35%, 4/1/47	3,000	2,906
2.75%, 6/1/50	3,000	2,237
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	18,000	17,319
Broadcom, Inc.
144A,3.137%, 11/15/35	12,000	9,104
144A,3.187%, 11/15/36	15,000	11,141
144A,4.926%, 5/15/37	6,000	5,359
Intel Corp.
3.70%, 7/29/25	15,000	14,934
2.60%, 5/19/26	10,000	9,582
3.15%, 5/11/27 (a)	6,000	5,791
4.10%, 5/11/47	12,000	10,532
3.05%, 8/12/51	6,000	4,319
3.10%, 2/15/60	7,000	4,808
4.95%, 3/25/60 (a)	7,000	6,722
Lam Research Corp.
4.875%, 3/15/49	2,000	2,055
2.875%, 6/15/50	5,000	3,691
Marvell Technology, Inc., 1.65%, 4/15/26	6,000	5,402
Micron Technology, Inc., 2.703%, 4/15/32	10,000	7,790
NVIDIA Corp.
2.85%, 4/1/30	12,000	10,848
3.70%, 4/1/60	4,000	3,282
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.15%, 5/1/27	5,000	4,661
2.50%, 5/11/31	12,000	9,697
QUALCOMM, Inc.
3.45%, 5/20/25	5,000	4,948
1.65%, 5/20/32	10,000	8,042
3.25%, 5/20/50 (a)	5,000	4,078
Texas Instruments, Inc., 4.15%, 5/15/48	5,000	4,787
TSMC Arizona Corp., 2.50%, 10/25/31	12,000	10,164

(Cost $216,414)		187,993

Software - 4.1%
Activision Blizzard, Inc.
3.40%, 9/15/26	7,000	6,834
2.50%, 9/15/50	2,000	1,346
Adobe, Inc., 2.15%, 2/1/27	7,000	6,557
Autodesk, Inc., 2.40%, 12/15/31	5,000	4,136
Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	5,000	4,213

Electronic Arts, Inc., 1.85%, 2/15/31	5,000	4,097
Fidelity National Information Services, Inc., 2.25%, 3/1/31	7,000	5,696
Fiserv, Inc.
4.20%, 10/1/28	15,000	14,560
3.50%, 7/1/29	10,000	9,155
Microsoft Corp.
2.40%, 8/8/26	10,000	9,557
3.30%, 2/6/27	15,000	14,758
3.50%, 2/12/35	10,000	9,577
3.70%, 8/8/46	8,000	7,378
2.921%, 3/17/52	10,000	7,900
3.95%, 8/8/56	2,000	1,873
2.675%, 6/1/60	5,000	3,564
3.041%, 3/17/62	3,000	2,298
Oracle Corp.
3.40%, 7/8/24	10,000	9,860
2.50%, 4/1/25	15,000	14,242
2.95%, 5/15/25	5,000	4,796
2.80%, 4/1/27	5,000	4,581
2.95%, 4/1/30	9,000	7,677
2.875%, 3/25/31	17,000	14,103
4.30%, 7/8/34	20,000	17,436
4.00%, 7/15/46	10,000	7,327
4.00%, 11/15/47	10,000	7,269
3.60%, 4/1/50	7,000	4,776
3.95%, 3/25/51	10,000	7,203
3.85%, 4/1/60	10,000	6,668
4.10%, 3/25/61	8,000	5,584
Roper Technologies, Inc., 3.80%, 12/15/26	13,000	12,740
Salesforce, Inc.
0.625%, 7/15/24	10,000	9,468
3.70%, 4/11/28	5,000	4,952
3.05%, 7/15/61	8,000	5,769
VMware, Inc.
4.70%, 5/15/30	6,000	5,699
2.20%, 8/15/31	5,000	3,906

(Cost $318,762)		267,555

Utilities - 8.7%
Electric - 6.3%
AEP Texas, Inc., 5.25%, 5/15/52	8,000	8,117
Avangrid, Inc., 3.20%, 4/15/25	15,000	14,552
Baltimore Gas and Electric Co.
3.50%, 8/15/46	15,000	12,312
2.90%, 6/15/50	11,000	8,084
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	4,689
Series AC, 4.25%, 2/1/49	7,000	6,548
Series AF, 3.35%, 4/1/51	5,000	4,061
Commonwealth Edison Co.
2.55%, 6/15/26	15,000	14,249
2.20%, 3/1/30	20,000	17,496
4.00%, 3/1/48	5,000	4,503
3.00%, 3/1/50	6,000	4,532
Series 130, 3.125%, 3/15/51	15,000	11,488
Connecticut Light and Power Co., Series A, 2.05%, 7/1/31	10,000	8,449
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	9,352
2.40%, 6/15/31	12,000	10,259
Series 20B, 3.95%, 4/1/50	10,000	8,657
3.20%, 12/1/51	5,000	3,785
4.625%, 12/1/54	5,000	4,685
Series C, 3.00%, 12/1/60	5,000	3,406
3.60%, 6/15/61	10,000	7,872
Entergy Mississippi LLC, 3.50%, 6/1/51	5,000	4,054
Entergy Texas, Inc., 1.75%, 3/15/31	10,000	8,040
Eversource Energy
Series N, 3.80%, 12/1/23	15,000	14,953
Series L, 2.90%, 10/1/24	15,000	14,612
3.45%, 1/15/50	13,000	10,233
Exelon Corp.
3.40%, 4/15/26	10,000	9,701
4.05%, 4/15/30	25,000	24,036
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,479
National Rural Utilities Cooperative Finance Corp.
Series D, 1.00%, 10/18/24	10,000	9,408
2.75%, 4/15/32	10,000	8,638
5.25%, 4/20/46	6,000	5,622
NSTAR Electric Co., 3.10%, 6/1/51	2,000	1,527
Ohio Power Co., Series Q, 1.625%, 1/15/31	15,000	12,051
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	12,000	10,799
2.75%, 5/15/30	12,000	10,916
3.10%, 9/15/49	14,000	10,913
PECO Energy Co., 3.05%, 3/15/51	7,000	5,367
PPL Electric Utilities Corp., 3.00%, 10/1/49	10,000	7,530
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	4,676
MTN, 1.90%, 8/15/31	15,000	12,558
MTN, 3.80%, 3/1/46	13,000	11,304
MTN, 2.05%, 8/1/50	5,000	3,096
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	8,233
Series RRR, 3.75%, 6/1/47	10,000	8,504
Sempra Energy
3.40%, 2/1/28	8,000	7,580
4.125%, 4/1/52	5,000	4,235

(Cost $476,620)		405,161

Gas - 1.5%
Atmos Energy Corp.
3.00%, 6/15/27	7,000	6,688

1.50%, 1/15/31	6,000	4,798
3.375%, 9/15/49	8,000	6,385
2.85%, 2/15/52	4,000	2,864
ONE Gas, Inc., 2.00%, 5/15/30	16,000	13,315
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	15,000	12,687
Southern California Gas Co.
3.20%, 6/15/25	10,000	9,799
Series TT, 2.60%, 6/15/26	10,000	9,454
Series XX, 2.55%, 2/1/30	10,000	8,925
Series VV, 4.30%, 1/15/49	20,000	17,964
Southwest Gas Corp., 3.18%, 8/15/51	8,000	5,385

(Cost $118,810)		98,264

Water - 0.9%
American Water Capital Corp.
3.40%, 3/1/25	10,000	9,867
2.95%, 9/1/27	10,000	9,413
2.80%, 5/1/30	2,000	1,792
2.30%, 6/1/31	10,000	8,490
3.45%, 5/1/50	11,000	8,689
3.25%, 6/1/51	13,000	10,183
Essential Utilities, Inc.
2.40%, 5/1/31	8,000	6,663
3.351%, 4/15/50	5,000	3,713

(Cost $74,692)		58,810

TOTAL CORPORATE BONDS (Cost $7,339,362)		6,404,097

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d) (Cost $28,998)	28,998	28,998

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c) (Cost $23,061)	23,061	23,061

TOTAL INVESTMENTS - 99.5% (Cost $7,391,421)		$6,456,156
Other assets and liabilities, net - 0.5%		35,591

NET ASSETS - 100.0%		$6,491,747

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

CORPORATE BONDS — 0.4%
Financial — 0.4%
Deutsche Bank AG, 3.700%, 5/30/24 (b)
10,033	9	—	—	(158)	93	—	10,000	9,884
Deutsche Bank AG/New York NY, 3.035%, 5/28/32 (b)
12,535	—	—	—	(810)	114	—	15,000	11,725
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00% (c)(d)
30,582	—	(1,584) (e)	—	—	109	—	28,998	28,998
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 2.24% (c)
19,380	68,577	(64,896)	—	—	89	—	23,061	23,061

72,530	68,586	(66,480)	—	(968)	405	—	77,059	73,668

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $68,092, which is 1.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $41,900.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$6,404,097	$—	$6,404,097
Short-Term Investments (a)	52,059	—	—	52,059

TOTAL	$52,059	$6,404,097	$—	$6,456,156

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESCR-PH1

R-089711-1 (5/24) DBX005195 (5/24)